Employees - Summary of Status of Performance Share Plans and Related Changes (Detail)	12 Months Ended
	Dec. 31, 2019 € / shares	Dec. 31, 2018 € / shares	Dec. 31, 2017 € / shares
Disclosure of Share Based Compensation Plans [Line Items]
Fair value per share award during the year	€ 48.22	€ 42.44	€ 42.59
Performance share plans [Member]
Disclosure of Share Based Compensation Plans [Line Items]
Outstanding at 1 January	13,634,518	13,684,747	14,818,060
Awarded	4,538,771	6,870,882	4,962,345
Vested	(6,041,011)	(5,854,388)	(4,723,861)
Forfeited	(994,477)	(1,066,723)	(1,371,797)
Outstanding at 31 December	11,137,801	13,634,518	13,684,747